Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000218926 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218926 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218926 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218926 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218926 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218926 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218926 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218926 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218926 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218926 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218930 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218930 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218930 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218930 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218930 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218930 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218930 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218930 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218930 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218930 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218929 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218929 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218929 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218929 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218929 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218929 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218929 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218929 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218929 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218929 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218928 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218928 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218928 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218928 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218928 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218928 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218928 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218928 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218928 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218928 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218927 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218927 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218927 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218927 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218927 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218927 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218927 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218927 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218927 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218927 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218925 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218925 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218925 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218925 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218925 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218925 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218925 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218925 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218925 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218925 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218924 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218924 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218924 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218924 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218924 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218924 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218924 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218924 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218924 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218924 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218923 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218923 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218923 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218923 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218923 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218923 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218923 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218923 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218923 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218923 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000218922 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218922 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.24%
C000218922 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.42%
C000218922 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	68.64%
C000218922 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.93%
C000218922 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	18.16%
C000218922 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.43%
C000218922 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.98%
C000218922 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.62%
C000218922 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.58%
C000231078 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231078 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231078 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231078 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231078 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231078 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231078 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231078 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231078 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231078 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231078 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000231082 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231082 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231082 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231082 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231082 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231082 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231082 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231082 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231082 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000231081 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231081 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231081 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231081 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231081 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231081 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231081 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231081 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231081 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231081 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231081 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000231080 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231080 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231080 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231080 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231080 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231080 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231080 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231080 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231080 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231080 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231080 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000231079 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231079 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231079 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231079 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231079 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231079 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231079 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231079 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231079 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231079 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231079 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000231074 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.53%
C000231074 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.30%
C000231074 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.24%
C000231074 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.04%
C000231074 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.49%
C000231074 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.16%
C000231074 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.15%
C000231074 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.39%
C000231074 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.79%
C000231074 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231074 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.71%
C000248998 | Other Line
Holdings [Line Items]
Percent of Total Investments	32.80%
C000248998 | A-
Holdings [Line Items]
Percent of Total Investments	6.58%
C000248998 | B-
Holdings [Line Items]
Percent of Total Investments	2.03%
C000248998 | BB
Holdings [Line Items]
Percent of Total Investments	4.31%
C000248998 | BB-
Holdings [Line Items]
Percent of Total Investments	6.69%
C000248998 | BB+
Holdings [Line Items]
Percent of Total Investments	0.64%
C000248998 | BBB
Holdings [Line Items]
Percent of Total Investments	14.94%
C000248998 | BBB-
Holdings [Line Items]
Percent of Total Investments	24.61%
C000248998 | BBB+
Holdings [Line Items]
Percent of Total Investments	7.14%
C000248998 | CCC+
Holdings [Line Items]
Percent of Total Investments	0.25%
C000241944 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241944 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241944 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241944 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241944 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241944 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241944 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241948 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241948 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241948 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241948 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241948 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241948 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241948 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241947 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241947 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241947 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241947 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241947 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241947 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241947 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241946 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241946 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241946 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241946 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241946 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241946 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241946 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241945 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241945 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241945 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241945 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241945 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241945 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241945 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241941 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241941 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241941 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241941 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241941 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241941 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241941 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000241940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000241940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	73.26%
C000241940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.84%
C000241940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.31%
C000241940 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.87%
C000241940 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241940 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.42%
C000228428 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228428 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228428 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228428 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228428 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228428 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228428 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228428 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228432 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228432 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228432 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228432 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228432 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228432 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228432 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228432 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228432 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228432 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228431 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228431 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228431 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228431 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228431 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228431 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228431 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228431 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228431 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228431 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228430 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228430 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228430 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228430 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228430 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228430 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228430 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228430 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228430 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228430 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228429 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228429 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228429 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228429 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228429 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228429 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228429 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228429 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228429 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228429 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228427 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228427 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228427 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228427 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228427 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228427 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228427 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228427 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228427 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228426 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228426 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228426 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228426 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228426 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228426 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228426 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228426 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228426 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228426 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228425 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228425 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228425 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228425 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228425 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228425 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228425 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228425 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228425 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228424 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.95%
C000228424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.91%
C000228424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.54%
C000228424 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.57%
C000228424 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.87%
C000228424 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.69%
C000228424 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.38%
C000228424 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.35%
C000228424 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.04%
C000228424 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000218936 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218936 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218936 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218936 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218936 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218936 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218936 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218936 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218936 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218940 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218940 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218940 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218940 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218940 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218940 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218940 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218940 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218940 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218940 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218939 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218939 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218939 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218939 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218939 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218939 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218939 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218939 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218939 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218939 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218938 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218938 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218938 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218938 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218938 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218938 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218938 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218938 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218938 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218938 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218937 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218937 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218937 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218937 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218937 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218937 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218937 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218937 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218935 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218935 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218935 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218935 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218935 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218935 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218935 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218934 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218934 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218934 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218934 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218934 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218934 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218934 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218934 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218934 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218933 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218933 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218933 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218933 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218933 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218933 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218933 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%
C000218932 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218932 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.97%
C000218932 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.91%
C000218932 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	78.00%
C000218932 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	11.42%
C000218932 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218932 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.28%
C000218932 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.05%
C000218932 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.17%